Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Revenue
Sales of hardware and accessories as well as revenue from coordination of freight for our customers is recognized at a point in time. Services include enhanced warranty and training revenue and are recognized over time. Revenue from software-as-a-service (SaaS) and revenue from future software upgrade rights are also recognized over time.

The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	December 31,
	2024	2023	2022
Revenue from hardware, proprietary embedded firmware and accessories	$245,585	$394,667	$573,409
Revenue from services	7,391	8,991	7,305
Revenue from SaaS	4,768	5,379	3,816
Revenue from software upgrade rights	9,637	2,720	154
Total revenue	$267,381	$411,757	$584,684
Revenue disaggregation
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	December 31,
	2024	2023	2022
United States	$179,810	$292,584	$417,476
Rest of World	87,571	119,173	167,208
Total revenue	$267,381	$411,757	$584,684
Included in the rest of world, below are those countries where the revenue during the years presented exceeded 10% or more of the total revenue in the Company's consolidated statements of operations:

	December 31,
	2024	2023	2022
Germany	$35,137	$46,152	$—
Contract liabilities

	December 31,
	2024	2023
Deferred revenue: enhanced warranties	$21,090	$21,058
Deferred revenue: SaaS	6,078	5,794
Deferred revenue: future upgrade rights	—	5,483
Deferred revenue: other services	2,694	3,431
Total contract liabilities	$29,862	$35,766
The contract liabilities listed above represent deferred revenue associated with sales of enhanced warranties, sales of SaaS, and other services such as training revenue and future unspecified software upgrade rights. The deferred revenue amounts included as contract liabilities represent the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of each balance sheet date. These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
2025	$5,027	$3,561	$2,694
2026	5,872	1,250	—
2027	4,828	730	—
2028	3,391	376	—
2029	1,444	116	—
Thereafter	528	45	—
Total contract liabilities	$21,090	$6,078	$2,694
During the years ended December 31, 2024, 2023, and 2022, the Company recognized $14,004, $10,148, and $6,127, respectively, in revenue that was included in contract liabilities as of January 1, 2024, 2023 and 2022, respectively.
The Company did not have any contract assets as of or for the years ended December 31, 2024 and 2023.